Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 25, 2019
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	0001527972
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 25, 2019
Prospectus Date	Jan. 01, 2019
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND® | Class F-2
Prospectus:
Trading Symbol	CTPFX
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND® | Class F-3
Prospectus:
Trading Symbol	ETPFX
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND® | Class R-6
Prospectus:
Trading Symbol	REPGX